Warrants (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Weighted Average Expected Life in Years	5 years	5 years	5 years
Weighted Average Risk Free Interest Rate	2.84%	1.76%	1.28%
Weighted Average Volatility	134.00%	120.00%	133.54%
Forfeiture Rate	0.00%	0.00%	0.00%
Expected Dividend Yield	0.00%	0.00%
Warrants
Weighted Average Volatility			150.00%
Forfeiture Rate		0.00%	0.00%
Expected Dividend Yield		0.00%	0.00%
Warrants | Minimum
Weighted Average Expected Life in Years		1 year 2 months 16 days	2 years 2 months 12 days
Weighted Average Risk Free Interest Rate		1.79%	1.25%
Weighted Average Volatility		109.00%
Warrants | Maximum
Weighted Average Expected Life in Years		9 years 7 months 6 days	8 years 6 months
Weighted Average Risk Free Interest Rate		2.39%	2.35%
Weighted Average Volatility		133.00%
Class O Warrants [Member]
Forfeiture Rate		0.00%
Expected Dividend Yield		0.00%
Class O Warrants [Member] | Minimum
Weighted Average Expected Life in Years		1 year 3 months 4 days
Weighted Average Risk Free Interest Rate		1.70%
Weighted Average Volatility		88.06%
Class O Warrants [Member] | Maximum
Weighted Average Expected Life in Years		1 year 3 months 14 days
Weighted Average Risk Free Interest Rate		1.76%
Weighted Average Volatility		90.00%